Secured Debt and Credit Facilities, Other Notes Payable (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Aug. 09, 2010 Nichols	Apr. 30, 2012 Nichols Promissory Note	Mar. 31, 2012 Nichols Promissory Note	Aug. 09, 2010 Nichols Promissory Note
Notes payables
Nichols promissory note issued				$ 6.7
Interest rate							7.50%
Outstanding principal balance under the Nichols Promissory Note	4.7		4.7			4.7
Repayment of promissory note	0	0.3			0.4
Nichols promissory note, current						$ 1.3